Liquidity risk - Term Issuance (Details) £ in Billions	Dec. 31, 2024 GBP (£)
Disclosure of credit risk exposure [line items]
Total issuance	£ 10.2
Securitsation
Disclosure of credit risk exposure [line items]
Total issuance	1.7
Covered bonds
Disclosure of credit risk exposure [line items]
Total issuance	0.4
Senior unsecured notes issued
Disclosure of credit risk exposure [line items]
Total issuance	6.5
Subordinated liabilities
Disclosure of credit risk exposure [line items]
Total issuance	0.4
Additional tier 1
Disclosure of credit risk exposure [line items]
Total issuance	1.2
Sterling £bn
Disclosure of credit risk exposure [line items]
Total issuance	1.3
Sterling £bn | Securitsation
Disclosure of credit risk exposure [line items]
Total issuance	1.3
Sterling £bn | Covered bonds
Disclosure of credit risk exposure [line items]
Total issuance	0.0
Sterling £bn | Senior unsecured notes issued
Disclosure of credit risk exposure [line items]
Total issuance	0.0
Sterling £bn | Subordinated liabilities
Disclosure of credit risk exposure [line items]
Total issuance	0.0
Sterling £bn | Additional tier 1
Disclosure of credit risk exposure [line items]
Total issuance	0.0
US dollar £bn
Disclosure of credit risk exposure [line items]
Total issuance	5.9
US dollar £bn | Securitsation
Disclosure of credit risk exposure [line items]
Total issuance	0.0
US dollar £bn | Covered bonds
Disclosure of credit risk exposure [line items]
Total issuance	0.0
US dollar £bn | Senior unsecured notes issued
Disclosure of credit risk exposure [line items]
Total issuance	4.7
US dollar £bn | Subordinated liabilities
Disclosure of credit risk exposure [line items]
Total issuance	0.0
US dollar £bn | Additional tier 1
Disclosure of credit risk exposure [line items]
Total issuance	1.2
Euro £bn
Disclosure of credit risk exposure [line items]
Total issuance	2.1
Euro £bn | Securitsation
Disclosure of credit risk exposure [line items]
Total issuance	0.4
Euro £bn | Covered bonds
Disclosure of credit risk exposure [line items]
Total issuance	0.4
Euro £bn | Senior unsecured notes issued
Disclosure of credit risk exposure [line items]
Total issuance	1.3
Euro £bn | Subordinated liabilities
Disclosure of credit risk exposure [line items]
Total issuance	0.0
Euro £bn | Additional tier 1
Disclosure of credit risk exposure [line items]
Total issuance	0.0
Other currencies £bn
Disclosure of credit risk exposure [line items]
Total issuance	0.9
Other currencies £bn | Securitsation
Disclosure of credit risk exposure [line items]
Total issuance	0.0
Other currencies £bn | Covered bonds
Disclosure of credit risk exposure [line items]
Total issuance	0.0
Other currencies £bn | Senior unsecured notes issued
Disclosure of credit risk exposure [line items]
Total issuance	0.5
Other currencies £bn | Subordinated liabilities
Disclosure of credit risk exposure [line items]
Total issuance	0.4
Other currencies £bn | Additional tier 1
Disclosure of credit risk exposure [line items]
Total issuance	£ 0.0